FUTURE POLICY BENEFITS AND POLICYHOLDERS' ACCOUNT BALANCES - Narratives (Details) pensioner in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) pensioner	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Number of pensioners | pensioner	500
VOBA
Disclosure of transactions between related parties [line items]
Average useful life	30 years
American National | VOBA
Disclosure of transactions between related parties [line items]
Additions	$ 781
Average useful life	30 years
Amortization expense on intangible assets	$ 13
Bottom of range | Policyholder Annuity
Disclosure of transactions between related parties [line items]
Credited interest	1.00%
Bottom of range | Policyholder Annuity, Enhanced First Year
Disclosure of transactions between related parties [line items]
Credited interest	1.00%
Top of range | Policyholder Annuity
Disclosure of transactions between related parties [line items]
Credited interest	8.00%
Top of range | Policyholder Annuity, Enhanced First Year
Disclosure of transactions between related parties [line items]
Credited interest	7.00%
Future Policy Benefits [Member]
Disclosure of transactions between related parties [line items]
New business	$ 1,916	$ 7,180
Normal changes	(697)	(290)
Management actions and changes in assumptions	974	284
Impact of foreign exchange	$ (195)	$ 5
Future Policy Benefits [Member] | Bottom of range | Non-Medical Health Insurance
Disclosure of transactions between related parties [line items]
Interest rate	3.50%
Future Policy Benefits [Member] | Bottom of range | Non-participating Traditional Life Insurance
Disclosure of transactions between related parties [line items]
Interest rate	3.00%
Future Policy Benefits [Member] | Bottom of range | Participating Traditional Life Insurance
Disclosure of transactions between related parties [line items]
Interest rate	2.50%
Future Policy Benefits [Member] | Bottom of range | Individual Fixed Deferred Annuities
Disclosure of transactions between related parties [line items]
Interest rate	3.00%
Future Policy Benefits [Member] | Bottom of range | Future Policy Benefits [Member]
Disclosure of transactions between related parties [line items]
Interest rate	3.00%
Future Policy Benefits [Member] | Top of range | Non-Medical Health Insurance
Disclosure of transactions between related parties [line items]
Interest rate	8.00%
Future Policy Benefits [Member] | Top of range | Non-participating Traditional Life Insurance
Disclosure of transactions between related parties [line items]
Interest rate	8.00%
Future Policy Benefits [Member] | Top of range | Participating Traditional Life Insurance
Disclosure of transactions between related parties [line items]
Interest rate	5.50%
Future Policy Benefits [Member] | Top of range | Individual Fixed Deferred Annuities
Disclosure of transactions between related parties [line items]
Interest rate	6.00%
Future Policy Benefits [Member] | Top of range | Future Policy Benefits [Member]
Disclosure of transactions between related parties [line items]
Interest rate	6.00%